UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-PX
                                    ________

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act File Number:  811-22755

                          LOCALSHARES INVESTMENT TRUST
               (Exact name of registrant as specified in charter)
                                    ________

                          4535 Harding Pike, Suite 201
                           Nashville, Tennessee 37205
                    (Address of principal executive offices)
                                    ________

                             Elizabeth S. Courtney
                          LocalShares Investment Trust
                               4535 Harding Pike
                                    Suite 201
                           Nashville, Tennessee 37205
                    (Name and address of agent for service)
                                    ________

       Registrant's telephone number, including area code: 1-855-480-6274
                       Date of Fiscal Year End: April 30
          Date of Reporting Period: July 1, 2017 to February 16, 2018
                                    ________

ITEM 1. PROXY VOTING RECORD.


                   Attached are the proxy voting records for:

                               NASHVILLE AREA ETF
                   (Fund was Liquidated on February 16, 2018)

                               NASHVILLE AREA ETF

                                                                                                C>
 PROPOSAL                                                              PROPOSED BY          MGT. POSITION          REGISTRANT VOTED

BROOKDALE SENIOR LIVING INC

 Security ID: 112463104                         Ticker: BKD

 Meeting Date: 25-September-17

 1  Election of Directors                                                 Issuer                 For                  Voted - For
 2  Ratification of the audit committee's
     appointment of Ernst & Young LLP as independent
     registered public accounting firm for the company
     for the 2017 fiscal year                                             Issuer                 For                  Voted - For
 3  Advisory vote to approve named executive officer
     compensation                                                         Issuer                 For                  Voted - For
 4  Advisory vote on the frequency of future advisory
     votes to approve named executive officer compensation                Issuer                1 Year                Voted - 1 Year
 5  Approval of the amended and restated Brookdale
     Senior Living Inc. 2014 omnibus incentive plan                       Issuer                 For                  Voted - For

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


LOCALSHARES INVESTMENT TRUST

By: /s/ Elizabeth S. Courtney
    -------------------------
    Elizabeth S. Courtney
    Chairman of the Board,
    President (Principal Executive Officer)
    & Treasurer (Principal Financial Officer and
    Principal Accounting Officer)

    Date: April 19, 2018